Net Income Per Share (Details) - Schedule of computation of basic losses per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income (in Dollars)	$ 88,635	$ 11,386
Basic net income attributable to Preferred shareholders		7,563
Basic net income attributable to Ordinary shareholders	85,130	3,823
Basic net loss attributable to Restricted sponsor shares	3,505
Denominator:
Weighted average number of Ordinary Shares used in computing basic earning per share	181,217,005	125,106,697
Basic net loss per share of Ordinary shareholders (in Dollars per share)	$ 0.47	$ 0.03
Weighted average number of Ordinary Shares used in computing diluted net earning per share	194,355,966	125,106,697
Diluted net earning per share of Ordinary shareholders (in Dollars per share)	$ 0.44	$ 0.02